Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Emerging Growth Company
Emerging Growth Company
As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

Use of Estimates
Use of Estimates
The preparation of the consolidated interim financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, related disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the periods presented. The Company’s most significant estimates and judgements involve valuation of the Company’s debt and equity securities, including assumptions made in the fair value of warrants, derivatives, and stock-based compensation; the useful lives of fixed assets; and allowances for doubtful accounts. Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results may differ from management’s estimates if these results differ from historical experience or other assumptions prove not to be substantially accurate, even if such assumptions are reasonable when made.

Cash and Cash Equivalents

Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of 90 days or less, or with the ability to redeem amounts on demand, to be cash and cash equivalents. The carrying amount of cash equivalents are reported at cost, which approximates their fair value.

Concentrations of Credit Risk
Significant Customers and Concentration of Credit Risks
The Company is subject to credit risk primarily through its accounts receivable. Credit is extended to customers based on a credit review. The credit review considers each customer’s financial condition, including the customer’s established credit rating or the Company’s assessment of the customer’s creditworthiness based on their financial statements absent a credit rating, local industry practices, and business strategy. A credit limit and terms are established for each customer based on the outcome of this review. The Company performs on-
going credit evaluations of its customers and maintains allowances for potential credit losses which, when realized, have been within the range of management’s expectations. The Company generally does not require collateral. The Company regularly evaluates the credit risk of its customers.

Significant customers are those that represent more than 10% of the Company’s total revenue or accounts receivable. For the customers identified, revenue as a percentage of total revenue and accounts receivable as a percentage of net accounts receivable are as follows:

	December 31, 2021	December 31, 2020
Revenue for the years ended
Customer A	<10%	21.6%

	December 31, 2021	December 31, 2020
Accounts receivable
Customer A	<10%	24.2%
Customer B	<10%	13.3%

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
The Company has determined the estimated fair value of its financial instruments including stock-based awards, derivatives, and certain warrants, which are accounted for as liabilities, based on appropriate valuation methodologies; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies.
The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents represent cost, which approximates fair value. The carrying amounts reported in the consolidated balance sheets for accounts receivable, accounts payable, and accrued liabilities approximate fair value due to their short-term maturities. With the exception of the Company’s Related Party Convertible Notes, the fair value of the Company’s debt approximates their carrying values based on the variable nature of interest rates and current market rates available. The Company considers its debt to be a Level 3 measurement in the fair value hierarchy as significant judgment is involved to determine the fair value of embedded conversion features. Refer to Note 10 for further information regarding fair value.

Net Income Per Share of Common Stock
Net Loss Per Share
The Company applies the
two-class
method to compute basic and diluted net loss per share attributable to Common Stockholders when shares meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and redeemable convertible preferred stock according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income (loss) available to Common Stockholders for the period to be allocated between common and redeemable convertible preferred stock based upon their respective rights to share in the earnings as if all income (loss) for the period had been distributed. During periods of loss, there is no allocation required under the two-class
method since the redeemable convertible preferred stock does not have a contractual obligation to share in the Company’s losses.
Basic net loss per share attributable to stockholders is computed by dividing net loss attributable to the Company’s stockholders by the weighted-average number of common shares outstanding during the period without consideration of potentially dilutive Common Stock. Diluted net loss per share attributable to the Company’s stockholders reflects the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised or converted into Common Stock or resulted in the issuance of Common Stock that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. For periods in which the Company reports net losses, diluted net loss per common share attributable to the Company’s stockholders is the same as basic net loss per common share attributable to the Company’s stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. Refer to Note 14 for further information regarding net loss per share.

Income Taxes

Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and net operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of net loss and comprehensive loss in the period that includes the enactment date. Deferred income tax assets are reduced by a valuation allowance when it is more likely than not that some portion of the deferred income tax assets will not be realized. The Company does not have any uncertain tax positions.
A valuation allowance is provided unless it is more likely than not that the deferred tax asset will be realized. Assessing whether deferred tax assets are realizable requires significant judgement. In the determination of the appropriate valuation allowance, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, prior earnings history, carry back and carry forward periods, and prudent tax strategies. Assessments for the realization of deferred tax assets made at a given balance sheet date are subject to change in the future. Refer to Note 6 for further information regarding income taxes.

Recent Accounting Pronouncements
Recently issued accounting pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles — Goodwill and Other —
Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). The standard was effective for annual reporting periods beginning after December 15, 2020 and interim periods within annual periods beginning after December 15, 2021. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic 470-
20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies accounting for convertible instruments. More convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. The ASU also simplifies the diluted EPS calculation in certain circumstances. The ASU is effective for smaller reporting companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2020. The ASU allows entities to use either a modified retrospective or full retrospective transition method. The Company early adopted this standard effective January 1, 2021 noting no material effects on its consolidated financial statements.
Recently Issued Accounting Pronouncements not yet adopted as of December 31, 2021
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes
, which simplifies the accounting for income taxes by eliminating some exceptions to the general approach in ASC 740,
Income Taxes
. It also clarifies certain aspects of the existing guidance to promote more consistent application. This standard is effective for calendar-year private companies with fiscal years beginning after December 15, 2022 and interim periods within that year, and early adoption is permitted. The Company is currently in the process of evaluating the impact the new standard will have on its consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases
(“ASC 842”), which requires lessees to recognize a
right-of-use
asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification of the lease as a finance or operating lease. On April 8, 2020, the FASB, pursuant to ASU
2020-05,
voted to defer the effective date for ASC 842 for one year. For private companies, the leasing standard will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is in the process of evaluating the effects of adopting this ASU on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments
, and subsequent related amendments, which requires the use of a new current expected credit loss (“CECL”) model in estimating allowances for doubtful accounts with respect to accounts receivable and notes receivable. Receivables from revenue transactions, or trade receivables, are recognized when the corresponding revenue is recognized under ASC 606. The CECL model requires that the Company estimate its lifetime expected credit loss with respect to these receivables and record allowances which are deducted from the balance of the receivables, which represent the estimated net amounts expected to be collected. Given the generally short-term nature of trade receivables, the Company does not expect to apply a discounted cash flow methodology. However, the Company will consider whether historical loss rates are consistent with expectations of forward-looking estimates for its trade receivables. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is in the process of evaluating the effects of adopting this ASU on its consolidated financial statements.

Segment Information
Segment Information
The Company operates and manages its business as one operating and reportable segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of evaluating financial performance and allocating resources. The Company’s long-lived assets and customers are all substantially located in the United States.

Accounts Receivable
Accounts Receivable
In evaluating the collectability of accounts receivable, the Company assesses a number of factors, including specific customers’ abilities to meet their financial obligations, the length of time a receivable is past due, and historical collection experience. If circumstances related to specific customers change, or economic conditions deteriorate such that the Company’s past collection experience is no longer relevant, its estimate of the recoverability of accounts receivable could be further reduced from the levels provided for in the consolidated financial statements. All accounts or portions thereof considered uncollectible are written off to the allowance for doubtful accounts in the period this information becomes known. Recoveries of trade receivables previously written off are recorded when received.

The components of accounts receivable are as
follows:

	December 31, 2021	December 31, 2020
Trade receivables	$7,945,078	$5,451,252
Allowance for doubtful accounts	(929,800)	(404,755)

Total accounts receivable	$7,015,278	$5,046,497
The following table summarizes activity in the allowance for doubtful accounts
:

	December 31, 2021	December 31, 2020
Balance at beginning of period	$(404,755)	$(190,205)
Provision for uncollectible accounts	(641,357)	(710,882)
Uncollectible accounts written off	116,312	496,332

Balance at end of period	$(929,800)	$(404,755)

Inventories
Inventories
The Company’s inventories consist of raw materials,
work-in-process,
and finished goods, and costs incurred directly or indirectly in production, which includes labor and overhead. Certain items in inventory require limited assembly procedures to be performed before shipping the items to customers. Inventories are stated at the lower of cost and net realizable value. As virtually all inventory is made to customers’ specific orders, finished goods inventory is typically shipped to the customer upon completion.
Inventories consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$432,461	$162,397
Work-in-process	16,310	107,770
Finished goods	—	4,144

Total Inventories	$448,771	$274,311
Cost is determined using the weighted-average method. The Company performs on-going
evaluations and records adjustments for slow-moving and obsolete items, based upon factors surrounding the inventory age, amount of inventory on hand and projected sales. Inventory provisions based on obsolescence and inventory in excess of forecasted demand are recorded through cost of revenues in the consolidated statements of net loss and comprehensive loss.

Property and Equipment, net
Property and Equipment, net
The Company’s property and equipment primarily consists of advanced manufacturing machinery, quality measurement equipment, other manufacturing infrastructure, office equipment and furniture, computer hardware, internally developed software, and networking equipment. Depreciation is computed using the straight-line method over the estimated useful life by asset category, or in the case of leasehold improvements, the shorter of the lease term including any renewal periods reasonably assured to be exercised at inception, or the estimated useful life of the asset category. Repairs and maintenance are expensed as incurred, while betterments and improvements that the Company determines extend the useful life or add functionality of property and equipment are capitalized. Property and equipment are depreciated over the estimated useful life of the asset categories as follows:

Advanced Manufacturing Machinery & Quality Equipment	5 – 10 Years
Computer & Office Hardware	5 Years
Furniture & Fixtures	7 Years
Internally Developed Software	3 – 5 years
Leasehold Improvements	Lesser of lease term or estimated useful life
The Company periodically reviews each asset category’s estimated useful life based upon actual experience and expected future utilization. A change in useful life is treated as a change in accounting estimate and is applied prospectively.
The Company reviews the carrying amounts of property and equipment for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities, which are each determined to be an asset group. The Company then compares the carrying amount of each asset group to the estimated undiscounted future cash flows attributable to the asset group. If the estimated undiscounted future cash flows for the asset group are not at least equal to the carrying amount, the Company estimates the fair value of the asset group and an impairment charge is recorded at the amount by which the carrying amount of the asset or asset group exceeds the fair value, if applicable. In addition, the remaining depreciation period for the impaired asset or asset group would be reassessed and, if necessary, revised. For the years ended December 31, 2021 and December 31, 2020, the Company did not recognize any impairment of its property and equipment. Refer to Note 4 for further information regarding property and equipment.
Software applications developed for internal use are capitalized as internally developed software. Costs are capitalized when: (i) the preliminary project stage is completed (i.e., the application development stage) and (ii) it is probable that the software will be completed and used for its intended function. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred for maintenance, minor upgrades and enhancements are expensed as incurred within general and administrative expense in the consolidated statements of net loss and comprehensive loss.

Debt and Deferred Financing Fees
Debt and Deferred Financing Fees
Debt discounts are presented on the balance sheet as a direct deduction from the carrying amount of that related debt. Refer to Note 5 for further information regarding debt.

Costs incurred in connection with the Company’s debt instruments consist principally of debt issuance costs and have been deferred and are being amortized over the terms of the related debt agreements using the effective interest method. Deferred financing fees are presented on the consolidated balance sheets as direct reductions to debt balances.

Research and Development Costs
Research and Development Costs
Management invests resources to advance the development of its products and services for its customers, including the development of the cloud manufacturing software platform. Research and development costs represent costs incurred to support the advancement of new product platforms, consumables, and activities to enhance manufacturing capabilities. Research and development costs are comprised of prototype parts, design expense, employee-related personnel expense, and an allocated portion of overhead costs. Research and development costs are expensed as incurred.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred. Advertising expenses consist primarily of media advertising costs, trade and customer marketing expenses, sales and marketing related personnel, and public relations expenses which aim to strengthen the leadership of the Company’s brand in key vertical markets. Advertising costs were approximately $7.9 million and $1.2 million for the years ended December 31, 2021 and 2020, respectively. All advertising expenses are recorded in Sales and marketing expense in the consolidated statements of net loss and comprehensive loss.

Stock-Based Compensation—Options, RSUs and Warrants
Stock-Based Compensation—Options, RSUs and Warrants
The Company accounts for stock-based compensation awards in accordance with Financial Accounting Standards Board (“FASB”) ASC 718,
Compensation—Stock Compensation
(“ASC 718”). ASC 718 requires all stock-based payments to employees and nonemployees, including grants of stock options, restricted stock, restricted stock units (“RSUs”), and modifications to existing stock awards, to be recognized in the statements of net loss and comprehensive loss based on their fair values. The Company’s stock-based awards are comprised of stock options and RSUs. The Company estimated the fair value of its Common Stock options when granted using the Black Scholes option-pricing model and RSUs when granted using the estimated Common Stock value.

The Company’s stock-based awards are subject to service and/or performance-based vesting conditions. The Company recognizes compensation expenses for awards with only a service condition over the explicit service period using the straight-line method. For awards subject to a service and performance condition, compensation cost is recognized over the longer of the explicit, implicit, or derived period using the accelerated attribution method for cost allocation, as long as the performance condition is probable of achievement. At each reporting period, the Company evaluates the probability that its performance-based stock options will be earned and adjusts its previously recognized compensation expense as necessary. If the achievement of the respective performance metrics is not probable or the respective performance goals are not met, the Company reverses its previously recognized compensation expense. In accordance with ASC 718, excess tax benefits realized from the exercise of stock-based awards are classified as cash flows from operating activities. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) are recognized as income tax expense or benefit in the consolidated statements of net loss and comprehensive loss.
The Company accounts for stock-based compensation awards issued to nonemployees for services, as prescribed by ASC 718, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable using the measurement date guidelines enumerated in Accounting Standards Update (“ASU”)
2018-07,
Improvements to Nonemployee Share-Based Payment Accounting
(“ASU
2018-07”).

The Company has elected to account for forfeitures as they occur for both employee and nonemployee awards. Refer to Note 9 for further information regarding stock-based compensation.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The Series Seed,
Seed-1,
A-1,
A-2,
A-3,
and B Convertible Preferred Stock (collectively the “Preferred Stock”) are classified in temporary equity as they contain terms that could force the Company to redeem the shares for cash or other assets upon the occurrence of an event not solely within the Company’s control. The Company adjusts the carrying values of the Preferred Stock each reporting period to the redemption value inclusive of any declared and unpaid dividends. As of December 31, 2021 and 2020, no adjustments to the Preferred Stock carrying values were required as no dividends had been declared. Refer to Note 7 for further information.

Warrants
Warrants
The Company accounts for its warrants issued with other debt and equity instruments in accordance with ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”), and ASC 718. In the event the terms of the warrants qualify for classification as a liability rather than equity, the Company accounts for the instrument as a liability recorded at fair value each reporting period with the change in fair value recognized through earnings. Refer to Note 8 for further information regarding warrants.

Treasury stock
Treasury stock
Treasury stock purchases are accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. Gains, and losses to the extent that gains were previously recorded, on the subsequent reissuance of shares are credited or charged to paid-in
capital in excess of par value using the average-cost method. Any losses in excess of previously recorded gains are charged to accumulated deficit.

Revenue Recognition
Revenue Recognition
The Company determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contracts; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation
The Company’s primary source of revenue is from product sales of manufactured parts. Fast Radius has contracts with customers where the transfer of control of the specified good varies from contract to contract, but predominantly occurs upon shipment. The Company does not act as an agent in any of its revenue arrangements. Fast Radius seldom offers assurance-type warranties in the ordinary course of business; however, when such warranties are included, they generally have a service life of four years beginning from the date of product purchase. In the event of a failure of products covered under the warranties, the Company may repair or replace the products at the customer’s discretion. As of December 31, 2021 and 2020, the Company has not incurred any warranty related costs related to products covered by this warranty.
The Company also derives revenue from consulting agreements, in which the Company produces digital assets (CAD files) and physical assets (prototypes). For consulting contracts, the deliverables are combined to be one performance obligation within the context of the contract, and revenue is recognized over time or at a point-in-
time based on contract terms. Revenue is recognized over time when the customer legally controls the work-in-
process associated with the Company’s performance. Revenue is measured by the costs incurred to date relative to the estimated total direct costs to fulfill each contract
(cost-to-cost
method). Incurred costs represent work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Contract costs include hourly labor, materials, and overhead. Otherwise revenues are recognized at a point-in-time
when control has transferred to the customer.
Payments are generally due within a range of 30 to 90 days after the performance obligation has been satisfied. Revenue from consulting agreements is not material.
The Company charges certain customers shipping and handling fees. These fees are recorded within revenue after transfer of control of the products to customers. Revenues related to shipping and handling were $0.8 million and $0.4 million in 2021 and 2020, respectively. When shipping and handling services are performed before transfer of control to customers, they are accounted for as a fulfillment cost and are included in cost of revenues as incurred.
The Company will contract with third parties to produce certain components of a customer order. Costs paid in advance of production are recorded in current assets as prepaid production costs until control of the product is transferred to the customer. Under such outsourced manufacturing arrangements, the Company is the primary obligor to its customer.
Contract liabilities consist of fees paid by the Company’s customers for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Company’s revenue recognition criteria described above.

Contract assets are recorded when the Company has a right to consideration in exchange for goods or services that it has transferred to a customer but for which payment is conditional on more than just the passage of time. Given the nature of the Company’s contracts, the Company did not have any contract assets as of December 31, 2021 or 2020, respectively. Refer to Note 3 for further information regarding revenue.

Leases
Leases
The Company leases certain equipment
,
office space and its corporate headquarters under
non-cancelable
lease agreements which are accounted for as operating leases. The Company recognizes operating lease minimum rentals on a straight-line basis over the lease term. Executory costs such as real estate taxes and maintenance, and contingent rentals based on the volume of actual utilization are recognized as incurred. The difference between cash rent payments and the recognition of straight-line rent expense is recorded as deferred rent. The Company records deferred rent in other non-current
liabilities on the consolidated balance sheets. The lease term, which includes all renewal periods that are considered to be reasonably assured of being exercised, begins on the date the Company has access to the leased asset. Refer to Note 11 for further information regarding leases.

ECP Environmental Growth Opportunities Corp
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Merger Sub, as of December 31, 2021. Merger Sub had no assets or liabilities as of December 31, 2021. All significant intercompany transactions and balances have been eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $82,234 in cash and no cash equivalents, outside of the funds held in the Trust Account, as of December 31, 2021.

Derivative Financial Instruments
Derivative Financial Instruments
The Company accounts for the Warrants, Forward Purchase Agreement (as defined below), and Working Capital Loan conversion option (collectively, the “Instruments”) in accordance with the guidance contained in ASC
815-40
under which the Instruments do not meet the criteria for equity treatment and must be recorded as liabilities. The conversion feature within the Working Capital Loan gives the Sponsor an option to convert the loan to warrants of the Company’s Class A common stock. This bifurcated feature is assessed at the end of each reporting period to conclude whether additional liability should be recorded. The Instruments are subjected to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. See Notes 5 and 6 for further discussion of the pertinent terms of the Warrants and Forward Purchase Agreement and Note 8 for further discussion of the methodology used to determine the value of the Warrants and Forward Purchase Agreements.

Marketable Securities Held in Trust Account	Marketable Securities Held in Trust Account At December 31, 2021, the assets held in the Trust Account were invested in money market funds.
Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as shareholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2021, 34,500,000 shares of Class A common stock subject to possible redemption are presented as temporary equity outside of the shareholders’ equity section of the Company’s balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit. For the year ended December 31, 2021, the Company recorded a remeasurement of
Class A common stock to the redemption value in the amount
of $32,015,603. The Class A common stock subject to possible redemption reflected in the consolidated balance sheet at December 31, 2021 is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(12,880,575)
Deferred underwriting fees	(12,075,000)
Other offering costs	(7,060,028)
Plus:
Total remeasurement of carrying value to redemption value	32,015,603

Class A common stock subject to possible redemption	$345,000,000

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Deposit Insurance Corporation (FDIC) coverage of
$250,000. At December 31, 2021, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Financial Instruments
Financial Instruments
Except for the Warrant and Forward Purchase Agreement Liabilities as described above, the fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (the “FASB”) ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the consolidated balance sheets.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of December 31, 2021, the carrying values of cash, prepaid expenses, other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of marketable securities held in the Trust Account is comprised of money market funds. The fair values of Forward Purchase Agreement and Private Placement Warrants have been estimated using the trading price of the Public Warrants. Public Warrants are valued based on quoted price in active markets. See Note 5 and 6 for further discussion of the pertinent terms of the Warrants and Forward Purchase Agreement and Note 8 for further discussion of the methodology used to determine the value of the Warrants and Forward Purchase Agreement.

Offering Costs
Offering Costs
Offering costs consist of legal, accounting, underwriting and other costs incurred through the consolidated balance sheet date that are directly related to the Initial Public Offering. Upon the completion of the Initial Public Offering in February 2021, the offering costs were allocated using the relative fair values of the company common stock and its Warrants. The costs allocated to Warrants were recognized in other expenses and those related to the Company’s common stock were charged to temporary equity.

Net Income Per Share of Common Stock
Net Income Per Share of Common Stock
Net income per share of common stock is computed by dividing net income (loss) by the weighted average number of shares issued and outstanding during the period. The Company has not considered the effect of their Forward Purchase Agreement, warrants sold in the Initial Public Offering, private placement to purchase Class A common stock, and Working Capital Loan warrants in the calculation of diluted income per share, since the instruments are not dilutive.
At December 31, 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company under the treasury stock method. As a result, diluted income per share is the same as basic income per share for the periods presented.
The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock (the “Founder Shares”). Earnings are shared pro rata between the two classes of shares as long as an Initial Business Combination is consummated.
Remeasurement
associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

A reconciliation of the earnings per share is below:

	For the Year Ended December 31, 2021	For The Period From October 29, 2020 (Inception) Through December 31, 2020
Numerator: Earnings allocable to Redeemable Class A Common Stock

Net Earnings allocable to Redeemable Class A Common Stock	$4,660,201	$—
Denominator: Weighted Average Share Outstanding, Redeemable Class A Common Stock
Basic and diluted weighted average shares outstanding, Redeemable Class A	30,624,658	—

Basic and diluted net earnings per share, Redeemable Class A	$0.15	$—

	For the Year Ended December 31, 2021	For The Period From October 29, 2020 (Inception) Through December 31, 2020
Non-Redeemable Class B Common Stock
Numerator: Net Income allocable to Non-Redeemable Net Earnings
Net Income allocable to Non-Redeemable Class B Common Stock	$1,293,249	$(20)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B	8,498,630	7,500,000

Basic and diluted net earnings per share, Non-Redeemable Class B	$0.15	$0.00

Income Taxes
Income Taxes
The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not

to be sustained upon examination by taxing authorities. The Company’s management determined that the United States is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require only separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU
2020-06
would have on its financial position, results of operations or cash flows.
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.